Revenue From Contract With Customer - Summary of changes in contract with customer assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in Contract with Customer, Asset [Abstract]
Beginning balance	$ 1,494	$ 3,044
Increase resulting from new contracts	1,747	1,790
Contract assets reclassified to a receivable or collected in cash	(1,780)	(3,397)
Foreign currency translation	(48)	57
Ending balance	$ 1,413	$ 1,494